Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 26,705	$ 29,013	$ 27,852
Recognized interest income	1,410	1,476	1,283
Interest income:
Cash basis of accounting	435	426	316
Other	975	1,050	967
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	4,498	6,354	9,013
Recognized interest income	266	271	293
Commercial and Industrial Loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,089	1,508	2,317
Recognized interest income	77	94	112
Commercial Real Estate Mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,924	3,842	4,821
Recognized interest income	150	141	119
Commercial Real Estate Construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	457	966	1,818
Recognized interest income	39	35	61
Lease Financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	28	38	57
Recognized interest income	0	1	1
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	22,207	22,659	18,839
Recognized interest income	1,144	1,205	990
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	19,086	19,419	15,750
Recognized interest income	934	973	803
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,547	2,498	2,193
Recognized interest income	142	143	80
Credit Card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	381	480	572
Recognized interest income	46	57	63
Automobile [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	154	232	299
Recognized interest income	18	29	42
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	39	30	25
Recognized interest income	$ 4	$ 3	$ 2